Borrowings - Short term borrowings (Details) £ in Millions, $ in Millions, € in Billions	Mar. 25, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Borrowings
Current		£ 1,487			£ 656
Borrowings		10,127			9,456
Commercial paper | Maximum | Euro
Borrowings
Nominal value | €				€ 2
Commercial paper | Maximum | USD
Borrowings
Nominal value | $			$ 10,000
Short-term bank loans
Borrowings
Current		£ 0			£ 10
Short-term bank loans | Weighted Average
Borrowings
Interest rate		0.00%	0.00%	0.00%	7.80%	7.80%
Pre-Separation USD Notes
Borrowings
Current		£ 1,394	$ 1,750		£ 548	$ 700
Short-term notes in issue
Borrowings
Average effective pre-swap interest rate		3.10%	3.10%	3.10%	3.00%	3.00%
Average effective post-swap interest rate		4.60%	4.60%	4.60%	3.00%	3.00%
Fixed rate senior note
Borrowings
Repayment of notes | $	$ 700